OCTOBER 31,  1996

                                     ANNUAL
                                     REPORT

                                 PORTICO FUNDS

                                 INSTITUTIONAL
                               MONEY MARKET FUND




                              NOTICE TO INVESTORS

-  Shares of Portico Funds:

   - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

   -  are not bank deposits or obligations
      of or guaranteed by Firstar Bank, its parent company or its affiliates;

   -  are subject to investment risks, including possible loss of principal;
      and

   - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

- There can be no assurance that the money market fund will be able to maintain a stable net asset value of $1.00 per share.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER....................................................1
PORTICO INSTITUTIONAL MONEY MARKET FUND YIELD COMPARISONS............2
LOOKING AHEAD - THE FORECAST.........................................2
STATEMENT OF ASSETS AND LIABILITIES..................................3
STATEMENT OF OPERATIONS..............................................4
STATEMENT OF CHANGES IN NET ASSETS...................................4
FINANCIAL HIGHLIGHTS.................................................5
SCHEDULE OF INVESTMENTS.............................................6-7
NOTES TO FINANCIAL STATEMENTS........................................8
REPORT OF INDEPENDENT ACCOUNTANTS....................................9



                                                              October, 1996
DEAR SHAREOWNER:

INVESTMENT REVIEW

Money market rates remained unusually steady over the past fiscal year. Short-term interest rates moved approximately 50 basis points while the rest of the bond market experienced much greater volatility with longer-term rates fluctuating as much as 160 basis points. Concerns throughout the year for the prospect of higher inflation kept short-term interest rates high on a real or inflation-adjusted basis. However, restrained by global competition and mitigated by technology-based productivity gains, inflation actually remained subdued under 3%. "Real" yields on our money market funds remain attractive when adjusted for the continued low levels of inflation.

Portico Institutional Money Market Fund is managed with quality and safety of principal as our primary goals. All securities purchased by the Fund must meet strict guidelines set by the SEC for presenting minimal credit risk, as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.

                                  7-DAY YIELD<F1>
                                  ------------
PERIOD ENDED OCTOBER 31, 1996
                                    CURRENT       EFFECTIVE
INSTITUTIONAL MONEY MARKET FUND      5.16%          5.29%

<F1> After fee waivers. Had fees not been waived, the current and effective yields would have been 4.85% and 4.98%, respectively. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.


                               YIELD COMPARISONS<F2>
                               ------------------
AVERAGE                 PORTICO INSTITUTIONAL     DONOGHUE'S INSTITUTIONAL
MONTHLY RATES             MONEY MARKET FUND        AVERAGETM / ALL TAXABLE

1996
----
October                         5.16%                       5.00%
September                       5.17%                       5.01%
August                          5.16%                       5.00%
July                            5.13%                       5.00%
June                            5.07%                       4.97%
May                             5.03%                       4.94%
April                           4.98%                       4.95%
March                           5.02%                       4.97%
February                        5.15%                       5.01%
January                         5.36%                       5.24%

1995
----
December                        5.46%                       5.39%
November                        5.48%                       5.43%


We compare the Portico Institutional Money Market Fund to the IBC/Donoghue's Institutional AverageTM/All Taxable, which is a composite of professionally managed money market investment funds with similar objectives.

<F2> After fee waivers. Had fees not been waived, performance would have been reduced. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.


LOOKING AHEAD - THE FORECAST

Our forecast calls for continued moderate Gross Domestic Product (GDP) and fairly low levels of inflation in the 2-4% range. We expect money market rates to remain stable and possibly fall over the next several months and anticipate at least maintaining an average maturity comparable to, or slightly longer than, the industry benchmarks. The high credit quality of our money market funds continues to be reinforced by strong corporate earnings.

We continue to pride ourselves on having met three important objectives for our money market shareowners: preservation of principal, liquidity and competitive investment income. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in Portico Institutional Money Market Fund and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske

Portfolio Managers
Firstar Investment Research & Management Company



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1996

ASSETS:
  Investments, at amortized cost                              $753,547
  Interest receivable                                              252
  Other                                                              1
                                                              --------
     Total Assets                                              753,800
                                                              --------

LIABILITIES:
  Dividends payable                                              3,370
  Payable to affiliates                                            307
  Accrued expenses                                                  72
                                                              --------
     Total Liabilities                                           3,749
                                                              --------

NET ASSETS                                                    $750,051
                                                              ========

CAPITAL STOCK, $.0001 par value
  Authorized                                                 5,000,000
  Issued and outstanding                                       750,051

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                                       $1.00
                                                                 =====

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
  Interest income                                              $42,984
                                                              --------

EXPENSES:
  Investment advisory fees                                       3,878
  Administration fees                                              886
  Custody fees                                                     136
  Federal and state registration fees                               33
  Shareowner servicing and accounting costs                         71
  Professional fees                                                 24
  Reports to shareowners                                            22
  Amortization of organization costs                                 1
  Directors' fees and expenses                                       6
  Other                                                              9
                                                              --------

  Total expenses before waiver                                   5,066
     Less: Waiver of expenses                                  (2,351)
                                                              --------

     Net Expenses                                                2,715
                                                              --------

NET INVESTMENT INCOME                                          $40,269
                                                              ========

                 See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                Year                Year
                                               ended               ended
                                           Oct. 31, 1996        Oct. 31,1995
                                           -------------        ------------

OPERATIONS:
 Net investment income                       $   40,269          $   39,970
                                             ----------          ----------
 Increase in net assets resulting
  from operations                                40,269              39,970
                                             ----------          ----------

CAPITAL SHARE
 TRANSACTIONS:
 Shares sold                                  2,484,810           2,916,794
 Shares issued to owners in
  reinvestment of dividends                       6,595               4,010
 Shares redeemed                            (2,457,920)         (2,958,874)
                                             ----------          ----------
 Net increase (decrease)                         33,485            (38,070)
                                             ----------          ----------

DIVIDENDS PAID FROM:
 Net investment income                         (40,269)            (39,970)
                                             ----------          ----------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                   33,485            (38,070)

NET ASSETS:
 Beginning of year                              716,566             754,636
                                             ----------          ----------
 End of year                                 $  750,051          $  716,566
                                             ==========          ==========

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                          Year ended October 31,
                            --------------------------------------------------
                             1996       1995       1994        1993     1992<F3>
                             ----       ----       ----        ----     -------

Per Share Data:
Net asset value,
 beginning of
 period                     $1.00       $1.00      $1.00      $1.00      $1.00

Income from
investment operations:
 Net investment
  income                     0.05        0.06       0.04       0.03       0.04
                            -----       -----      -----      -----      -----

 Total from investment
  operations                 0.05        0.06       0.04       0.03       0.04
                            -----       -----      -----      -----      -----

Less distributions:
 Dividends from net
  investment income        (0.05)      (0.06)     (0.04)     (0.03)     (0.04)
                            -----       -----      -----      -----      -----

 Total distributions       (0.05)      (0.06)     (0.04)     (0.03)     (0.04)
                            -----       -----      -----      -----      -----

Net asset value, end
 of period                  $1.00       $1.00      $1.00      $1.00      $1.00
                            =====       =====      =====      =====      =====

Total Return                5.32%       5.77%      3.65%      2.92%      3.88%

Supplemental data and ratios:
 Net assets, in thousands,
  end of period          $750,051    $716,566   $754,636   $588,301   $696,132
 Ratio of net expenses
  to average
  net assets                0.35%       0.35%      0.37%      0.38%      0.41%
 Ratio of net investment
  income to average
  net assets                5.19%       5.63%      3.64%      2.87%      3.75%


<F3> Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1996

   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
 -------------                                                 -------------

            COMMERCIAL PAPER - 95.3%
            ASSET BACKED - 7.5%
            Corporate Asset Funding Co., Inc.:
   $15,000   5.42%, 12/12/96                                        $14,907
    12,000   5.38%, 12/18/96                                         11,916
            New Center Asset Trust:
    15,000   5.53%, 11/27/96                                         14,940
    15,000   5.40%, 1/16/97                                          14,829
                                                                    -------
                                                                     56,592
                                                                    -------

            AUTOS & TRUCKS - 5.1%
            Ford Credit Europe PLC:
    15,000   5.56%, 1/21/97                                          14,812
    15,000   5.32%, 2/03/97                                          14,792
            Ford Motor Credit Company,
     9,000   5.33%, 1/17/97                                           8,897
                                                                    -------
                                                                     38,501
                                                                    -------

            BANKING - FOREIGN - 2.0%
            Dresdner US Financial,
    15,000   5.32%, 12/13/96                                         14,907
                                                                    -------

            BASIC INDUSTRY - 5.9%
            Monsanto Company:
    14,800   5.48% 12/11/96                                          14,710
    10,000   5.32%, 1/15/97                                           9,889
    13,000   5.32%, 1/17/97                                          12,852
            U.S. Borax & Chemical Corporation,
     6,500   5.45%, 12/10/96                                          6,462
                                                                    -------
                                                                     43,913
                                                                    -------

            BEVERAGES - 2.0%
            Bass Finance (C.I.) Ltd.,
    15,000   5.48%, 12/09/96                                         14,913
                                                                    -------

            BUILDING MATERIALS - 1.3%
            Johnson Controls Inc.,
    10,000   5.30%, 11/26/96                                          9,963
                                                                    -------

            CONGLOMERATES - 5.0%
            Mitsubishi International Corporation:
    15,000   5.34%, 11/05/96                                         14,991
    15,250   5.48%, 12/03/96                                         15,176
     7,575   5.45%, 12/10/96                                          7,530
                                                                    -------
                                                                     37,697
                                                                    -------

            CONSUMER STAPLES - 2.4%
            Hitachi America, Ltd.:
    10,000   5.43%, 12/20/96                                          9,926
     8,000   5.34%, 1/10/97                                           7,917
                                                                    -------
                                                                     17,843
                                                                    -------


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
 -------------                                                 -------------
            DRUGS - 4.0%
            Sandoz Corporation:
   $15,000   5.41%, 11/01/96                                       $ 15,000
    15,000   5.40%, 11/06/96                                         14,989
                                                                    -------
                                                                     29,989
                                                                    -------

            FINANCE - 21.8%
            A. I. Credit Corporation,
    15,000   5.32%, 1/30/97                                          14,801
            ABB Treasury Center,
    10,000   5.35%, 12/27/96                                          9,917
            American Express Company:
    15,000   5.29%, 11/21/96                                         14,956
    15,000   5.26%, 12/23/96                                         14,886
            Beneficial Corporation,
    13,000   5.40%, 12/19/96                                         12,906
            CIT Group Holdings, Inc.,
    10,000   5.41%, 11/12/96                                          9,983
            General Electric Capital Corporation,
    15,000   5.33%, 1/14/97                                          14,836
            Household Finance Corporation:
    15,000   5.32%, 1/09/97                                          14,847
    15,000   5.32%, 1/29/97                                          14,803
            Swedish Export Credit Corporation,
    15,000   5.32%, 1/08/97                                          14,849
            Transamerica Finance Corporation:
    12,000   5.30%, 11/07/96                                         11,989
    15,000   5.32%, 1/07/97                                          14,852
                                                                    -------
                                                                    163,625
                                                                    -------

            FINANCE - SERVICES - 9.8%
            Merrill Lynch & Co., Inc.:
    10,000   5.40%, 1/06/97                                           9,901
    15,000   5.44%, 1/22/97                                          14,814
    10,000   5.37%, 1/27/97                                           9,870
            Morgan Stanley Group, Inc.:
    15,000   5.30%, 11/14/96                                         14,971
    15,000   5.29%, 11/25/96                                         14,947
     9,000   5.32%, 1/23/97                                           8,890
                                                                    -------
                                                                     73,393
                                                                    -------

            FOOD - 1.2%
            CPC International Inc.,
     9,000   5.37%, 12/20/96                                          8,934
                                                                    -------

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1996

   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
 -------------                                                 -------------

            INSURANCE - 10.7%
            American Family Financial Services, Inc.,
   $10,000   5.38%, 12/17/96                                       $  9,931
            American General Corporation:
    15,000   5.32%, 1/28/97                                          14,805
    15,000   5.31%, 2/18/97                                          14,759
            ITT Hartford Group, Inc.:
    14,133   5.28%, 11/18/96                                         14,098
    12,000   5.33%, 1/24/97                                          11,851
            Prudential Funding Corporation,
    15,000   5.32%, 12/02/96                                         14,931
                                                                    -------
                                                                     80,375
                                                                    -------

            MISCELLANEOUS - 2.0%
            International Lease Financial Corporation,
    15,000   5.30%, 2/04/97                                          14,790
                                                                    -------

            PRINTING AND PUBLISHING - 2.0%
            Reed Elsevier, Inc.,
    15,000   5.42%, 11/13/96                                         14,973
                                                                    -------

            SOVEREIGN - 8.6%
            Kingdom of Sweden:
    15,000   5.45%, 11/20/96                                         14,957
    15,000   5.49%, 12/16/96                                         14,897
            Quebec Province of Canada:
    10,000   5.30%, 11/19/96                                          9,974
    15,000   5.59%, 1/13/97                                          14,830
            Wool International,
    10,000   5.30%, 11/22/96                                          9,969
                                                                    -------
                                                                     64,627
                                                                    -------

            TECHNOLOGY - 2.0%
            Xerox Corporation,
    15,000   5.32%, 12/05/96                                         14,925
                                                                    -------

            UTILITIES 2.0%
            Ontario Hydro,
    15,000   5.42%, 12/06/96                                         14,921
                                                                    -------

            Total Commercial Paper                                  714,881
                                                                    -------

            VARIABLE RATE DEMAND NOTES - 2.9%
    21,500   WPL Holdings Demand Note                                21,500
                                                                    -------

            Total Variable Rate Demand Notes                         21,500
                                                                    -------

    Number                                                       Amortized
   of Shares                                                        Cost
(in thousands)                                                 (in thousands)
 -------------                                                 -------------

            INVESTMENT COMPANIES - 2.3%
        10  Financial Square Prime Obligation Fund                 $     10
    17,156  Short-Term Investments Co.
             Liquid Assets Portfolio                                 17,156
                                                                    -------

            Total Investment Companies                               17,166
                                                                    -------


            Total Investments 100.5%                                753,547
                                                                    -------

            Liabilities, less Other Assets (0.5)%                   (3,496)
                                                                    -------

            NET ASSETS 100.0%                                      $750,051
                                                                    =======

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market Fund (the "Fund") which commenced operations on April 26, 1991, is a separate, diversified investment portfolio of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

c) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Fund recognizes interest income on the accrual basis. Discounts and premiums are amortized over the life of the respective security. Investment and shareowner transactions are recorded no later than the first business day after the trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of the Fund's first $2 billion of average daily net assets, and 0.40% of the Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1996, FIRMCO voluntarily waived $1,671 of its advisory fees, in thousands, for the Fund.

  Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Fund.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1996, $680 of administration fees, in thousands, were voluntarily waived for the Fund.

Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.



REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE
PORTICO INSTITUTIONAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Institutional Money Market Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Milwaukee, Wisconsin
December 6, 1996



- PORTICO FUNDS ARE AVAILABLE THROUGH:

  -  the Portico Funds Center,

  - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

  -  and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.


                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011

                                                     NASD Ref #C96-1129-001